TRANSPARENT VALUE DOW JONES RBP DIRECTIONAL ALLOCATION INDEX FUND
FUND SUMMARY
Fund Investment Objective
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the Dow Jones RBP® U.S. Directional Allocation Total Return IndexSM (the “Directional Allocation Index” or “Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $25,000 in the funds of Transparent Value Trust (the “Trust”) (individually, a “TVT Fund,” and collectively, the “TVT Funds”). More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 18 of this prospectus and in “Purchasing and Redeeming Shares” on page 22 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TRANSPARENT VALUE DOW JONES RBP DIRECTIONAL ALLOCATION INDEX FUND	Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TRANSPARENT VALUE DOW JONES RBP DIRECTIONAL ALLOCATION INDEX FUND		Class A Shares	Class C Shares	Class F-1 Shares	Class I Shares
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses (including 0.15% of Shareholder Service Fees for Class A Shares)	[1]	1.47%	1.32%	1.32%	1.32%
Total Annual Fund Operating Expenses		2.67%	3.27%	2.52%	2.27%
Less Expense Reimbursements	[2]	1.16%	1.16%	1.16%	1.16%
Net Annual Fund Operating Expenses		1.51%	2.11%	1.36%	1.11%
[1]	Because the Fund is new, Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Guggenheim Investment Management, LLC ("Guggenheim" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Expenses (excluding interest expense, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses ("excluded expenses")) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the Fund's average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, until January 31, 2014. To the extent excluded expenses are incurred (e.g., the estimated interest expense of 0.01%), Net Annual Fund Operating Expenses may be higher than the contractual caps. This Agreement may be terminated by the Board, for any reason at any time. If at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual caps, the Adviser may retain the difference between the Fund's Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser until reported to the Board.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TRANSPARENT VALUE DOW JONES RBP DIRECTIONAL ALLOCATION INDEX FUND (USD $)	1 Year	3 Years
Class A Shares	720	1,253
Class C Shares	314	898
Class F-1 Shares	139	674
Class I Shares	113	598

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption TRANSPARENT VALUE DOW JONES RBP DIRECTIONAL ALLOCATION INDEX FUND (USD $)	1 Year	3 Years
Class A Shares	720	1,253
Class C Shares	214	898
Class F-1 Shares	139	674
Class I Shares	113	598

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Directional Allocation Index. The Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. A description of the Index’s methodology is available directly from Dow Jones Indexes (http://www.djindexes.com). Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones.

The Fund will invest in securities representing the holdings of the Directional Allocation Index, and cash or cash equivalents to the extent the Index is allocated to cash. The Fund may be invested in any combination of securities and cash or cash equivalents, as defined by the Index methodology weights. In accordance with the Index methodology, the Index may be 100% allocated to cash. In such circumstances, the Fund will also hold 100% of its assets in cash or cash equivalents. The cash equivalents consist of shares of money market mutual funds and short-term exchange-traded funds (“ETFs”), commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. To the extent that the Fund invests in money market mutual funds or short-term ETFs for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ or ETFs’ advisory fees and operational fees.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, Guggenheim, in consultation with Transparent Value Advisors, LLC (“Transparent Value” or the “Sub-Adviser”), will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. The Index consists of securities in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. As of March 31, 2012, market capitalizations of companies included in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM ranged from approximately $2.2 billion to $559 billion.

The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Adviser and Sub-Adviser do not invest Fund assets based on their opinion of a security, instrument or company.

The Fund may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to the extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board of Trustees of the Trust may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.

Principal Risks
As with all mutual funds, there is no assurance that the Fund will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Common Stock Risk — Since it purchases common stock, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.

Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing — Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index.

Non-Correlation Risk — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, because the Fund may not fully replicate the Index and may hold less than the total number of securities in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Large Capitalization Company Risk — The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk — The Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Fund’s share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk — The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry's representation in the Index during rebalancing or when the Fund is small.

REIT Risk — The Fund is subject to risks related to investment in REITs, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Performance Information
The Fund is new and, therefore, does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to its Index.